Employee Benefit Plans - Fair Value of Pension Plan Assets by Asset Category (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents	$ 2,689	$ 2,806	$ 2,897
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents	3	3	4
Fixed Income Funds
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents	1,071	1,119	1,139
Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents	1,615	1,684	1,754
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents	2,689	2,806	2,897
Fair Value, Inputs, Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents	3	3	4
Fair Value, Inputs, Level 1 | Fixed Income Funds
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents	1,071	1,119	1,139
Fair Value, Inputs, Level 1 | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents	$ 1,615	$ 1,684	$ 1,754